Distribution Date:	06/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C21
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: JPMBB 2014-C21 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23-24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642EAU0	1.322000%	35,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642EAV8	2.891800%	25,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46642EAW6	3.435300%	59,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642EAX4	3.492700%	325,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46642EAY2	3.774800%	357,185,000.00	203,200,454.67	203,200,454.67	639,200.90	0.00	0.00	203,839,655.57	0.00	0.00%	30.00%
A-SB	46642EAZ9	3.428200%	82,529,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	14,343,617.85	231,663.78	0.00	0.00	14,575,281.63	55,216,382.15	83.52%	24.50%
B	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00	56.62%	17.37%
C	46642EBE5	4.817780%	45,846,000.00	45,846,000.00	0.00	184,063.29	0.00	0.00	184,063.29	45,846,000.00	42.94%	13.75%
D	46642EAJ5	4.817780%	74,303,000.00	74,303,000.00	0.00	298,312.93	0.00	0.00	298,312.93	74,303,000.00	20.76%	7.88%
E	46642EAL0	3.900000%	25,295,000.00	25,295,000.00	0.00	82,208.75	0.00	0.00	82,208.75	25,295,000.00	13.21%	5.87%
F*	46642EAN6	3.900000%	17,390,000.00	17,390,000.00	0.00	56,517.50	0.00	0.00	56,517.50	17,390,000.00	8.02%	4.50%
NR	46642EAQ9	3.900000%	56,912,885.00	26,886,534.78	0.00	50,982.94	0.00	0.00	50,982.94	26,886,534.78	0.00%	0.00%
R	46642EAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,264,730,886.00	552,592,989.45	217,544,072.52	1,868,952.78	0.00	0.00	219,413,025.30	335,048,916.93

X-A	46642EBA3	0.986442%	954,872,000.00	272,760,454.67	0.00	224,218.56	0.00	0.00	224,218.56	55,216,382.15
X-B	46642EBB1	0.476480%	90,112,000.00	90,112,000.00	0.00	35,780.48	0.00	0.00	35,780.48	90,112,000.00
X-C	46642EAE6	0.917780%	25,295,000.00	25,295,000.00	0.00	19,346.04	0.00	0.00	19,346.04	25,295,000.00
X-D	46642EAG1	0.917780%	74,302,885.00	44,276,534.78	0.00	33,863.44	0.00	0.00	33,863.44	44,276,534.78
Notional SubTotal			1,144,581,885.00	432,443,989.45	0.00	313,208.52	0.00	0.00	313,208.52	214,899,916.93

Deal Distribution Total					217,544,072.52	2,182,161.30	0.00	0.00	219,726,233.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642EAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642EAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46642EAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642EAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46642EAY2	568.89414357	568.89414357	1.78955135	0.00000000	0.00000000	0.00000000	0.00000000	570.68369492	0.00000000
A-SB	46642EAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642EBC9	1,000.00000000	206.20497197	3.33041662	0.00000000	0.00000000	0.00000000	0.00000000	209.53538859	793.79502803
B	46642EBD7	1,000.00000000	0.00000000	3.61775002	0.00000000	0.00000000	0.00000000	0.00000000	3.61775002	1,000.00000000
C	46642EBE5	1,000.00000000	0.00000000	4.01481678	0.00000000	0.00000000	0.00000000	0.00000000	4.01481678	1,000.00000000
D	46642EAJ5	1,000.00000000	0.00000000	4.01481676	0.00000000	0.00000000	0.00000000	0.00000000	4.01481676	1,000.00000000
E	46642EAL0	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46642EAN6	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46642EAQ9	472.41560114	0.00000000	0.89580664	0.63954410	41.70077180	0.00000000	0.00000000	0.89580664	472.41560114
R	46642EAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642EBA3	285.65132779	0.00000000	0.23481531	0.00000000	0.00000000	0.00000000	0.00000000	0.23481531	57.82595170
X-B	46642EBB1	1,000.00000000	0.00000000	0.39706676	0.00000000	0.00000000	0.00000000	0.00000000	0.39706676	1,000.00000000
X-C	46642EAE6	1,000.00000000	0.00000000	0.76481676	0.00000000	0.00000000	0.00000000	0.00000000	0.76481676	1,000.00000000
X-D	46642EAG1	595.89253876	0.00000000	0.45574866	0.00000000	0.00000000	0.00000000	0.00000000	0.45574866	595.89253876

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	05/01/24 - 05/30/24	30	0.00	639,200.90	0.00	639,200.90	0.00	0.00	0.00	639,200.90	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/24 - 05/30/24	30	0.00	224,218.56	0.00	224,218.56	0.00	0.00	0.00	224,218.56	0.00
X-B	05/01/24 - 05/30/24	30	0.00	35,780.48	0.00	35,780.48	0.00	0.00	0.00	35,780.48	0.00
A-S	05/01/24 - 05/30/24	30	0.00	231,663.78	0.00	231,663.78	0.00	0.00	0.00	231,663.78	0.00
B	05/01/24 - 05/30/24	30	0.00	326,002.69	0.00	326,002.69	0.00	0.00	0.00	326,002.69	0.00
C	05/01/24 - 05/30/24	30	0.00	184,063.29	0.00	184,063.29	0.00	0.00	0.00	184,063.29	0.00
X-C	05/01/24 - 05/30/24	30	0.00	19,346.04	0.00	19,346.04	0.00	0.00	0.00	19,346.04	0.00
X-D	05/01/24 - 05/30/24	30	0.00	33,863.44	0.00	33,863.44	0.00	0.00	0.00	33,863.44	0.00
D	05/01/24 - 05/30/24	30	0.00	298,312.93	0.00	298,312.93	0.00	0.00	0.00	298,312.93	0.00
E	05/01/24 - 05/30/24	30	0.00	82,208.75	0.00	82,208.75	0.00	0.00	0.00	82,208.75	0.00
F	05/01/24 - 05/30/24	30	0.00	56,517.50	0.00	56,517.50	0.00	0.00	0.00	56,517.50	0.00
NR	05/01/24 - 05/30/24	30	2,336,912.93	87,381.24	0.00	87,381.24	36,398.30	0.00	0.00	50,982.94	2,373,311.23
Totals			2,336,912.93	2,218,559.60	0.00	2,218,559.60	36,398.30	0.00	0.00	2,182,161.30	2,373,311.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	14,343,617.85	231,663.78	0.00	0.00	14,575,281.63	55,216,382.15
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642EBE5	4.817780%	45,846,000.00	45,846,000.00	0.00	184,063.29	0.00	0.00	184,063.29	45,846,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,518,000.03	205,518,000.00	14,343,617.85	741,729.76	0.00	0.00	15,085,347.61	191,174,382.15

Exchangeable Certificate Details
EC	46642EBF2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	219,726,233.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,227,687.34	Master Servicing Fee	6,320.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,503.04
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	237.92
ARD Interest	0.00	Senior Trust Advisor Fee	856.52
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	9,127.79
Total Interest Collected	2,227,687.34

Principal		Expenses/Reimbursements
Scheduled Principal	113,829,100.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	103,285,027.56	Special Servicing Fees (Monthly)	36,398.30
Collection of Principal after Maturity Date	214,972.44	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	214,972.44	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	217,544,072.52	Total Expenses/Reimbursements	36,398.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,182,161.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	217,544,072.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	219,726,233.82
Total Funds Collected	219,771,759.86	Total Funds Distributed	219,771,759.91

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	552,592,989.45	552,592,989.45	Beginning Certificate Balance	552,592,989.45
(-) Scheduled Principal Collections	113,829,100.08	113,829,100.08	(-) Principal Distributions	217,544,072.52
(-) Unscheduled Principal Collections	103,714,972.44	103,714,972.44	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	335,048,916.93	335,048,916.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	552,982,532.49	552,982,532.49	Ending Certificate Balance	335,048,916.93
Ending Actual Collateral Balance	335,594,913.83	335,594,913.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	6	42,002,764.64	12.54%	0	4.7558	1.610913	1.35 or less	7	243,081,789.96	72.55%	0	4.6681	0.637660
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		1	22,941,151.24	6.85%	0	4.6660	0.210000	1.46 to 1.55	1	7,533,871.52	2.25%	1	4.4800	1.530000
25,000,000 to 49,999,999		4	151,526,134.91	45.23%	0	4.6753	0.641883	1.56 to 1.65	1	5,496,538.89	1.64%	(1)	4.9600	1.600000
	50,000,000 or greater	2	118,578,866.14	35.39%	(1)	4.5305	1.551632	1.66 to 1.80	1	6,680,353.10	1.99%	0	4.6050	1.730000
	Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 to 2.25	2	13,221,335.90	3.95%	(1)	4.9163	2.171443
								2.26 to 3.00	1	59,035,027.56	17.62%	(4)	4.4200	2.340000
								3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	148,687,106.25	44.38%	0	4.6430	0.449915
							Lodging	3	111,289,278.19	33.22%	1	4.6648	0.876485
Florida	1	59,035,027.56	17.62%	(4)	4.4200	2.340000
							Mixed Use	2	39,423,938.19	11.77%	1	4.7587	1.414391
Georgia	1	7,087,560.51	2.12%	(1)	5.0300	2.190000
							Multi-Family	1	5,496,538.89	1.64%	(1)	4.9600	1.600000
Illinois	1	22,941,151.24	6.85%	0	4.6660	0.210000
							Office	4	67,784,874.01	20.23%	0	4.6750	0.842235
Michigan	2	38,877,360.48	11.60%	1	4.7892	1.476218
							Retail	3	111,054,287.65	33.15%	(3)	4.5162	1.211513
Nebraska	1	5,496,538.89	1.64%	(1)	4.9600	1.600000
							Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766
North Dakota	1	9,070,665.23	2.71%	1	4.7380	0.780000

Pennsylvania	1	7,533,871.52	2.25%	1	4.4800	1.530000

Texas	2	36,319,635.25	10.84%	1	4.6336	1.199556

Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	2	66,568,899.08	19.87%	(3)	4.4268	2.248329	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	255,895,918.45	76.38%	0	4.6693	0.702427	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	5,496,538.89	1.64%	(1)	4.9600	1.600000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	7,087,560.51	2.12%	(1)	5.0300	2.190000	49 months or greater	13	335,048,916.93	100.00%	0	4.6335	1.055766
	Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766	Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	335,048,916.93	100.00%	0	4.6335	1.055766	Interest Only	1	59,035,027.56	17.62%	(4)	4.4200	2.340000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	12	276,013,889.37	82.38%	0	4.6792	0.781089
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766	Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	13	335,048,916.93	100.00%	0	4.6335	1.055766
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	335,048,916.93	100.00%	0	4.6335	1.055766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302201001	RT	Las Vegas	NV	Actual/360	4.757%	423,923.06	103,500,000.00	0.00	N/A	06/01/24	--	103,500,000.00	0.00	06/01/24
2	302201002	LO	Sunnyvale	CA	Actual/360	4.640%	238,292.10	95,452.29	0.00	N/A	07/01/24	--	59,639,290.87	59,543,838.58	06/01/24
3	302201003	RT	Miami	FL	Actual/360	4.420%	225,512.08	214,972.44	0.00	N/A	02/06/24	--	59,250,000.00	59,035,027.56	05/06/24
6	302051011	RT	Westminster	CA	Actual/360	4.650%	178,547.56	105,052.68	0.00	N/A	04/01/24	--	44,590,441.25	44,485,388.57	04/01/24
8	302201008	LO	San Mateo	CA	Actual/360	4.640%	178,719.08	71,589.21	0.00	N/A	07/01/24	--	44,729,468.31	44,657,879.10	06/01/24
10	302201010	MU	Grosse Pointe Woods	MI	Actual/360	4.790%	135,364.49	74,259.94	0.00	N/A	07/01/24	--	32,817,845.03	32,743,585.09	06/01/24
13	883100253	OF	Dallas	TX	Actual/360	4.640%	118,661.24	59,026.74	0.00	N/A	07/06/24	--	29,698,308.89	29,639,282.15	05/06/24
18	302051006	OF	Chicago	IL	Actual/360	4.666%	92,324.23	36,824.82	0.00	N/A	06/01/24	--	22,977,976.06	22,941,151.24	12/01/23
20	883100248	MF	Ann Arbor	MI	Actual/360	4.740%	71,736.19	17,575,220.59	0.00	N/A	06/06/24	--	17,575,220.59	0.00	06/06/24
21	623100108	MF	Hyattsville	MD	Actual/360	5.030%	75,358.02	17,398,118.19	0.00	N/A	06/06/24	--	17,398,118.19	0.00	06/06/24
22	623100101	MU	Pittsburgh	PA	Actual/360	4.780%	63,090.95	15,327,806.34	0.00	N/A	06/06/24	--	15,327,806.34	0.00	06/06/24
25	883100246	MF	Evansville	IN	Actual/360	4.700%	41,782.05	10,323,636.20	0.00	N/A	06/06/24	--	10,323,636.20	0.00	06/06/24
28	695100305	OF	Fargo	ND	Actual/360	4.738%	37,092.39	20,730.20	0.00	N/A	07/06/24	--	9,091,395.43	9,070,665.23	05/06/24
33	623100097	LO	Brunswick	GA	Actual/360	5.030%	30,806.81	24,895.42	0.00	N/A	05/06/24	--	7,112,455.93	7,087,560.51	06/06/24
34	302201034	RT	Philadelphia	PA	Actual/360	4.480%	29,132.97	17,878.31	0.00	N/A	07/01/24	--	7,551,749.83	7,533,871.52	06/01/24
39	883100247	MF	Ann Arbor	MI	Actual/360	4.740%	30,046.57	7,361,349.01	0.00	N/A	06/06/24	--	7,361,349.01	0.00	06/06/24
41	695100296	MH	Kalamazoo	MI	Actual/360	4.623%	25,697.36	6,455,136.67	0.00	N/A	06/06/24	--	6,455,136.67	0.00	06/06/24
42	623100102	MU	San Antonio	TX	Actual/360	4.605%	26,543.78	13,465.79	0.00	N/A	06/06/24	--	6,693,818.89	6,680,353.10	05/06/24
44	695100288	OF	Farmington Hills	MI	Actual/360	4.785%	25,327.43	13,037.92	0.00	05/06/24	05/06/26	--	6,146,813.31	6,133,775.39	06/06/24
45	302201045	MU	Saint John	VI	Actual/360	4.560%	22,323.50	5,685,102.69	0.00	N/A	06/01/24	--	5,685,102.69	0.00	06/01/24
50	695100295	MF	Detroit	MI	Actual/360	4.743%	23,932.56	5,859,720.79	0.00	N/A	06/06/24	--	5,859,720.79	0.00	06/06/24
51	302201051	MF	Lincoln	NE	Actual/360	4.960%	23,517.96	9,747.17	0.00	N/A	05/01/24	--	5,506,286.06	5,496,538.89	05/01/24
52	695100302	MH	Miami	FL	Actual/360	4.630%	19,474.10	4,884,468.50	0.00	N/A	06/06/24	--	4,884,468.50	0.00	06/06/24
53	302201053	RT	Houston	TX	Actual/360	4.670%	19,504.83	4,850,271.16	0.00	N/A	06/06/24	--	4,850,271.16	0.00	06/06/24
56	695100303	RT	Dublin	OH	Actual/360	4.804%	18,555.77	4,485,561.53	0.00	N/A	06/06/24	--	4,485,561.53	0.00	06/06/24
64	695100301	RT	Germantown	TN	Actual/360	4.675%	13,785.16	3,424,293.97	0.00	N/A	06/06/24	--	3,424,293.97	0.00	06/06/24
67	695100300	MH	Palm Shores	FL	Actual/360	4.630%	12,414.74	3,113,849.45	0.00	N/A	06/06/24	--	3,113,849.45	0.00	06/06/24
69	883100250	SS	Delray Beach	FL	Actual/360	4.680%	12,669.63	3,143,828.32	0.00	N/A	06/06/24	--	3,143,828.32	0.00	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
72	695100298	MH	Stuart	FL	Actual/360	4.630%	6,856.51	1,719,740.01	0.00	N/A	06/06/24	--	1,719,740.01	0.00	06/06/24
73	695100299	MH	Hallandale Beach	FL	Actual/360	4.630%	6,694.22	1,679,036.17	0.00	N/A	06/06/24	--	1,679,036.17	0.00	06/06/24
Totals							2,227,687.34	217,544,072.52	0.00				552,592,989.45	335,048,916.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,108,502.58	3,155,160.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,406,538.58	3,508,480.48	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,139,725.00	0.00	--	--	06/11/24	24,597,928.15	0.00	227,687.25	227,687.25	0.00	0.00
6	(1,138,682.30)	0.00	--	--	--	0.00	0.00	283,270.02	566,822.24	0.00	0.00
8	2,725,713.38	2,738,867.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,894,353.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,431,086.02	0.00	--	--	--	0.00	0.00	177,048.64	177,048.64	0.00	0.00
18	1,796,367.71	0.00	--	--	--	0.00	0.00	128,781.02	773,134.86	0.00	0.00
20	1,959,547.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,082,018.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,704,143.67	396,628.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	651,969.86	0.00	--	--	--	0.00	0.00	57,470.30	57,470.30	0.00	0.00
33	2,114,320.38	1,623,149.42	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,057,791.00	240,610.53	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	886,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	931,709.04	666,488.00	01/01/23	09/30/23	--	0.00	0.00	39,980.75	39,980.75	0.00	0.00
44	1,005,141.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	859,139.07	224,950.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	951,081.06	511,522.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	555,964.62	164,718.21	01/01/24	03/31/24	--	0.00	0.00	33,241.42	33,241.42	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	849,455.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	585,982.93	158,595.44	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	421,564.80	313,332.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	789,903.93	185,183.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	59,769,636.43	13,887,687.80				24,597,928.15	0.00	947,479.40	1,875,385.46	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	302201001	103,500,000.00	Disposition	0.00	0.00
3	302201003	214,972.44	Partial Liquidation (Curtailment)	0.00	0.00
Totals		103,714,972.44		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	214,972.44	1	103,500,000.00	4.633515%	4.486207%	0
05/17/24	0	0.00	0	0.00	1	22,977,976.06	0	0.00	0	0.00	0	0.00	0	0.00	1	34,000,000.00	4.681550%	4.541705%	1
04/17/24	0	0.00	0	0.00	1	23,017,624.91	0	0.00	0	0.00	0	0.00	0	0.00	4	19,715,193.53	4.661605%	4.587875%	2
03/15/24	0	0.00	1	23,054,143.69	0	0.00	0	0.00	0	0.00	0	0.00	1	750,000.00	4	22,972,761.18	4.669596%	4.602481%	3
02/16/24	1	23,096,479.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,110,194.05	4.640977%	4.615090%	0
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,480,955.98	4.643691%	4.625179%	1
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.636792%	4.618783%	2
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	18,499,789.41	4.636880%	4.618864%	3
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660797%	4.642729%	4
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660898%	4.642824%	5
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660992%	4.642913%	6
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661085%	4.643001%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	302201003	05/06/24	0	5	227,687.25	227,687.25	0.00	59,035,027.56	02/01/24	9
6	302051011	04/01/24	1	5	283,270.02	566,822.24	0.00	44,700,825.78	02/27/24	4
13	883100253	05/06/24	0	B	177,048.64	177,048.64	0.00	29,698,308.89	04/19/24	13
18	302051006	12/01/23	5	5	128,781.02	773,134.86	0.00	23,168,741.05	02/02/24	13
28	695100305	05/06/24	0	B	57,470.30	57,470.30	0.00	9,091,395.43	05/17/24	1
42	623100102	05/06/24	0	5	39,980.75	39,980.75	0.00	6,693,818.87	03/15/24	98
51	302201051	05/01/24	0	5	33,241.42	33,241.42	0.00	5,506,286.06
Totals					947,479.40	1,875,385.46	0.00	177,894,403.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		145,726,020	7,087,561	138,638,459		0
0 - 6 Months		183,189,122	183,189,122	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		6,133,775	6,133,775	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	335,048,917	267,622,377	44,485,389	0	22,941,151	0
May-24	552,592,989	418,662,116	51,702,897	0	82,227,976	0
Apr-24	604,898,473	477,930,022	0	44,700,826	82,267,625	0
Mar-24	659,733,376	577,429,232	0	23,054,144	59,250,000	0
Feb-24	784,583,651	701,487,171	23,096,479	0	60,000,000	0
Jan-24	787,731,320	787,731,320	0	0	0	0
Dec-23	845,311,462	845,311,462	0	0	0	0
Nov-23	846,483,608	846,483,608	0	0	0	0
Oct-23	904,798,566	904,798,566	0	0	0	0
Sep-23	906,093,118	906,093,118	0	0	0	0
Aug-23	907,296,780	907,296,780	0	0	0	0
Jul-23	908,495,557	908,495,557	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	302201001	0.00	-	146,100,000.00	05/07/14	3,058,696.84	2.45000	03/31/24	06/01/24	I/O
3	302201003	59,035,027.56	59,035,027.56	391,000,000.00	12/01/13	16,541,488.00	2.34000	12/31/23	02/06/24	I/O
6	302051011	44,485,388.57	44,700,825.78	171,000,000.00	02/27/14	(1,794,750.30)	(0.34000)	12/31/23	04/01/24	237
13	883100253	29,639,282.15	29,698,308.89	48,300,000.00	05/27/14	2,309,285.02	1.08000	12/31/23	07/06/24	240
18	302051006	22,941,151.24	23,168,741.05	101,000,000.00	04/16/14	975,896.71	0.21000	12/31/23	06/01/24	240
28	695100305	9,070,665.23	9,091,395.43	14,800,000.00	04/27/14	542,534.86	0.78000	12/31/23	07/06/24	240
42	623100102	6,680,353.10	6,693,818.87	10,590,000.00	04/14/14	622,349.75	1.73000	09/30/23	06/06/24	240
Totals		171,851,867.85	172,388,117.58	882,790,000.00		22,255,500.88

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	302201001	RT	NV	04/30/24	13

05/30/24: Loan transferred to special servicing on 04/30/24 for imminent default (balloon/maturity default). Loan matures 06/01/24. Loan is secured by a 182,755 sf anchored retail and entertainment center with a 1,418 space parking garage

	located on Las Vegas Boulevard in Las Vegas, NV. SS is in discussions with the borrower for a short-term forbearance in order to secure financing and payoff the loan in full.

3	302201003	RT	FL	02/01/24	9

The loan matured on 2/6/2024. Lender and Borrower have executed a forbearance for 1 year to 2/6/2025 with one 12 month option to 2/6/2026. The forbearance involves Borrower contributing additional equity to deleverage the loan. Initial

$2,000,000 loan pay down and $3,000,000 pay down upon additional 12 month option. The Loan will remain in full cash sweep during the entire forbearance period with excess cash being deposited in a 50/50 split between a newly created

Lender held Omnibus Reserveand hyper amortizing the entire outstanding principal balance. In addition, Guarantor and Borrower will provided cooperation covenants in which they will cooperate, in the event of a future default, with a deed-in-

lieu, stipulated foreclosure and/orreceiver. Loan will be subject to reduced default interest of 2.5% for first 12 months of forbearance. Upon exercising 12 month extension option, reduced default interest will increase to 3.5%. Collateral is 307k SF

	of a 1.09MM SF super regional mall located 12 miles northwest of downtown Miami. Non-collateral anchors include Macy's, JCPenney, Sears (vacant), and Kohl's. Loan will remain in rehab until pay off.
6	302051011	RT	CA	02/27/24	4

5/22/2024 - The loan transferred to Special Servicing on 2/27/2024 for imminent monetary default. The loan matured on 4/1/2024. The property is under contract to be sold and the Special Servicer is working with the Borrower on a short term

	forbearance in order to successfully close the sale. The Subject Property is a 771,844 square foot enclosed shopping complex located in Westminster, CA within the Los-Angeles MSA.

13	883100253	OF	TX	04/19/24	13

05/30/24: Loan was transferred to special servicing on 04/19/24 for imminent default. Loan is scheduled to mature on 07/06/24. Loan is secured by a 278,496 sf office condominium unit located in a 651,835 sf, 30-story mixed-use tower in

	Dallas, TX. The property is currently 65.15% occupied. Borrower has been unable to secure financing and has requested a loan modification/extension.

18	302051006	OF	IL	02/02/24	13

The Loan transferred to Special Servicer due to Monetary Default. The loan is cash managed and there was insufficient cash flow to make the January and February debt service payments. The Borrower has been unwilling to fund the shortfalls at this time. P er the 9/30/2023 financials, the Property is 60.38% occupied and DSCR (NOI / NCF) is 0.70x / 052x. Major tenants include Equinox (33,528 SF, LXD 12/2032), AIDS Healthcare Foundation (33,349 SF, LXD 8/2034), Civis Analytics

(29,079 SF, LXD 9/2027), BARCODE S (29,079 SF, LXD 2/2029) and Riskonnect Inc. (19,542 SF, LXD 9/2026). Borrower has executed a PNA and is expected to deliver a modification proposal to the Lender. Loan transferred to Keybank as

	successor special servicer effective 6/4/24.
28	695100305	OF	ND	05/17/24	1

06.05.24 - The subject Property is a six-story, 119,434 sf office building located in Fargo, ND. Loan was transferred to the special servicer as a result of imminent default upon maturity of 07/06/2024. Loan is current. An executed PNL has been received ; however Midland is still awaiting information from Borrower to properly consider a resolution at this time. Midland will continue to assess all strategies as additional information is obtained.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	623100102	MU	TX	03/15/24	98

06.05.24 - loan was transferred to SS as a result of imminent monetary default. Subject Property is comprised of A 30,907 sf of retail center and a two-story, 29,072 sf office building located in the commercial area of San Antonio, TX. A Pre-

Negotiation letter was received by the Borrower and its representative on 04.23.24 to commence discussions. Borrower is actively marketing the property to fill retail and office vacancies. Midland will continue to assess all strategies as additional information is obtained.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	302051011	49,139,388.35	4.65000%	49,139,388.35 4.65000%		10	06/09/20	06/01/20	08/11/20
Totals		49,139,388.35		49,139,388.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	302201001	06/17/24	103,500,000.00	146,100,000.00	104,662,868.20	1,055,833.83	104,662,868.20	103,607,034.37	0.00	0.00	0.00	0.00	0.00%
16	302201016	10/17/22	25,377,768.71	7,500,000.00	12,851,488.69	3,195,096.84	12,851,488.69	9,656,391.85	15,721,376.86	0.00	0.00	15,721,376.86	52.40%
35	302201035	11/17/17	6,893,776.59	3,000,000.00	3,130,659.38	69,160.51	3,130,659.38	3,061,498.87	3,832,277.72	0.00	0.00	3,832,277.72	42.22%
40	883100212	04/17/18	7,518,024.01	6,000,000.00	4,092,716.15	486,845.25	4,092,716.15	3,605,870.90	3,912,153.11	0.00	174,415.31	3,737,737.80	46.72%
46	623100113	07/16/21	6,003,368.13	4,550,000.00	4,091,729.46	705,609.92	4,091,729.46	3,386,119.54	2,617,248.59	0.00	191,921.54	2,425,327.05	35.14%
47	623100099	05/17/18	6,512,854.32	5,700,000.00	4,628,907.24	1,111,332.14	4,628,907.24	3,517,575.10	2,995,279.22	0.00	35,185.04	2,960,094.18	42.89%
59	695100297	09/17/21	4,268,327.94	3,700,000.00	3,187,900.01	282,920.68	3,187,900.01	2,904,979.33	1,363,348.61	0.00	15,730.14	1,347,618.47	27.78%
65	623100106	06/17/21	3,763,557.18	5,020,000.00	5,534,710.98	440,239.39	5,534,710.98	5,094,471.59	0.00	0.00	(1,918.50)	1,918.50	0.04%
Current Period Totals			103,500,000.00	146,100,000.00	104,662,868.20	1,055,833.83	104,662,868.20	103,607,034.37	0.00	0.00	0.00	0.00
Cumulative Totals			163,837,676.88	181,570,000.00	142,180,980.11	7,347,038.56	142,180,980.11	134,833,941.55	30,441,684.11	0.00	415,333.53	30,026,350.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	302201001	06/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	302201016	10/17/22	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86
35	302201035	11/17/17	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72
40	883100212	11/19/18	0.00	0.00	3,737,737.80	0.00	0.00	(174,415.31)	0.00	0.00	3,737,737.80
		04/17/18	0.00	0.00	3,912,153.11	0.00	0.00	3,912,153.11	0.00	0.00
46	623100113	02/17/23	0.00	0.00	2,425,327.05	0.00	0.00	(653.25)	0.00	0.00	2,425,327.05
		10/17/22	0.00	0.00	2,425,980.30	0.00	0.00	3,367.98	0.00	0.00
		06/17/22	0.00	0.00	2,422,612.32	0.00	0.00	(194,636.27)	0.00	0.00
		07/16/21	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59	0.00	0.00
47	623100099	10/18/19	0.00	0.00	2,960,094.18	0.00	0.00	5.00	0.00	0.00	2,960,094.18
		06/17/19	0.00	0.00	2,960,089.18	0.00	0.00	83.48	0.00	0.00
		04/17/19	0.00	0.00	2,960,005.70	0.00	0.00	76.76	0.00	0.00
		07/17/18	0.00	0.00	2,959,928.94	0.00	0.00	(35,350.28)	0.00	0.00
		05/17/18	0.00	0.00	2,995,279.22	0.00	0.00	2,995,279.22	0.00	0.00
59	695100297	11/18/22	0.00	0.00	1,347,618.47	0.00	0.00	(15,780.11)	0.00	0.00	1,347,618.47
		12/17/21	0.00	0.00	1,363,398.58	0.00	0.00	49.97	0.00	0.00
		09/17/21	0.00	0.00	1,363,348.61	0.00	0.00	1,363,348.61	0.00	0.00
65	623100106	10/17/22	0.00	0.00	1,918.50	0.00	0.00	425.00	0.00	0.00	1,918.50
		06/25/21	0.00	0.00	0.00	0.00	0.00	1,493.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	12,755.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	9,599.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,393.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,946.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,262.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,441.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,398.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		36,398.30

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29